May 3, 2000

VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

ATTN:      Office of Filings, Information and Consumer Services

RE:        ABN AMRO Funds (the "Trust")
           File No. 33-52784

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the above-referenced Trust do not differ from those contained in Post-Effective Amendment No. 21 (the "Amendment") to the Trust's Registration Statement on Form N-1A which was filed electronically on May 1, 2000.

         Any questions with respect to this filing should be directed to the undersigned at (617) 535-0545. Kindly acknowledge receipt of this transmission
through      an      acknowledgement       via      private      mailbox      at
FIRSTDATAIN1@edgar.wanmail.net.



Very truly yours,




Nancy Fanning
Regulatory Administrator